Expense Example, No Redemption - FidelityMagellanFund-AMCIZPRO - FidelityMagellanFund-AMCIZPRO - Fidelity Magellan Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Magellan Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 41
3 Years	128
5 Years	224
10 Years	505
Fidelity Advisor Magellan Fund - Class I
Expense Example, No Redemption:
1 Year	52
3 Years	164
5 Years	285
10 Years	640
Fidelity Advisor Magellan Fund - Class A
Expense Example, No Redemption:
1 Year	648
3 Years	804
5 Years	973
10 Years	1,463
Fidelity Advisor Magellan Fund - Class M
Expense Example, No Redemption:
1 Year	449
3 Years	660
5 Years	888
10 Years	1,543
Fidelity Advisor Magellan Fund - Class C
Expense Example, No Redemption:
1 Year	154
3 Years	477
5 Years	824
10 Years	$ 1,599